Convertible Preferred Stock - Additional Information (Details) - USD ($)				12 Months Ended
	Jul. 31, 2021	Jun. 30, 2021	Apr. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized				14,051,702
Temporary Equity Par Share Value				$ 0.001
Temporary Equity Shares Issued				13,802,758
Proceeds From Issuance Of Convertible Preferred Stock				$ 9,349,675
Series A Preferred Stock
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized				9,429,006
Series A One Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized				6,000,000
Temporary Equity Par Share Value				$ 0.001
Temporary Equity Shares Issued			6,000,000	6,000,000
Series A Two Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized				1,266,667
Temporary Equity Par Share Value				$ 0.001
Temporary Equity Shares Issued			1,266,667	1,266,667
Series A Three Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized				527,752
Temporary Equity Par Share Value				$ 0.001
Temporary Equity Shares Issued			527,752	527,752
Series A Four Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized				1,016,669
Temporary Equity Par Share Value				$ 0.001
Temporary Equity Shares Issued			1,016,669	1,016,669
Series A Five Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized				514,932
Temporary Equity Par Share Value				$ 0.001
Temporary Equity Shares Issued			514,932	514,932
Series A Six Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized				102,986
Temporary Equity Par Share Value				$ 0.001
Temporary Equity Shares Issued			102,986	102,986
Series B One Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized				4,219,409
Temporary Equity Par Share Value				$ 0.001
Temporary Equity Shares Issued			2,240,507	3,970,465
Series B One Convertible Preferred Stock [Member] | Series B Purchase Agreement [Member]
Temporary Equity [Line Items]
Temporary Equity Par Share Value			$ 2.37
Temporary Equity Shares Issued			1,978,902
Proceeds From Issuance Of Convertible Preferred Stock			$ 5,300,000
Series B Two Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized				403,287
Temporary Equity Par Share Value				$ 0.001
Temporary Equity Shares Issued				403,287
Series B Two Convertible Preferred Stock [Member] | Series B Purchase Agreement [Member]
Temporary Equity [Line Items]
Temporary Equity Shares Issued			403,287
Series B One Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary Equity Par Share Value			$ 2.37
Temporary Equity Shares Issued	886,076	843,882
Proceeds From Issuance Of Convertible Preferred Stock	$ 2,100,000	$ 2,000,000
Series B Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized				4,622,696